CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Treasury shares	Additional paid-in capital	Accumulated deficit	Statutory reserves	Accumulated other comprehensive losses	Total iClick Interactive Asia Group Limited shareholders' equity	Non-controlling interests	Redeemable preferred stock	Redeemable preferred stock Additional paid-in capital	Redeemable ordinary shares	Redeemable ordinary shares Additional paid-in capital
Beginning balance at Dec. 31, 2016	$ (64,312)	$ 14	$ (2,468)	$ 65,687	$ (124,385)	$ 81	$ (3,241)
Beginning balance, shares at Dec. 31, 2016		13,609,208	2,149,280
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units (“RSUs”)	60		$ 375	(315)
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units ("RSUs"), shares		25,898	(25,898)
Share-based compensation expenses	5,072			5,072
Preferred shares accretion										$ (1,662)	$ (1,662)	$ (3,650)	$ (3,650)
Derecognition of derivative liabilities	71,074			71,074
Issuance of ordinary shares upon Initial public offering (“IPO”)	28,405	$ 2		28,403
Issuance of ordinary shares upon Initial public offering ("IPO"), shares		2,156,250
Conversion of preferred shares to Class A ordinary shares / Issuance of ordinary shares upon conversion of convertible notes	109,695	$ 10		109,685
Conversion of preferred shares to Class A ordinary shares (in shares)		10,268,077
Net loss	(24,619)				(24,619)
Foreign currency translation	(79)						(79)
Ending balance at Dec. 31, 2017	119,984	$ 26	$ (2,093)	274,294	(149,004)	81	(3,320)	$ 119,984
Ending balance, shares at Dec. 31, 2017		26,059,433	2,123,382
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units (“RSUs”)	655	$ 1	$ 1,554	(900)				655
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units ("RSUs"), shares		764,522	(764,522)
Share-based compensation expenses	19,679			19,679				19,679
RSUs vested		$ 1		(1)
RSUs vested, in shares		1,162,745
Business combinations (Note 4)	1,517								$ 1,517
Repurchase of ordinary shares	(37)		$ (37)					(37)
Repurchase of ordinary shares, shares			5,000
Net loss	(32,611)				(32,409)			(32,409)	(202)
Foreign currency translation	(2,547)						(2,547)	(2,547)
Ending balance at Dec. 31, 2018	106,640	$ 28	$ (576)	293,072	(181,413)	81	(5,867)	105,325	1,315
Ending balance, shares at Dec. 31, 2018		27,986,700	1,363,860
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units (“RSUs”)	315	$ 1	$ 132	182				315
Reissuance of treasury shares upon exercise of employee share options and vested restricted share units ("RSUs"), shares		269,943	(269,943)
Convertible notes transaction expenses in form of share-based awards (Note 23(d))	3,298			3,298				3,298
Share-based compensation expenses	2,115			2,115				2,115
RSUs vested, in shares		23,750
Business combinations (Note 4)	11,815								11,815
Contribution from non-controlling interests	2,905			1,023				1,023	1,882
Capital injection in a subsidiary				1,223				1,223	(1,223)
Repurchase of ordinary shares	(4,414)		$ (4,414)					(4,414)
Repurchase of ordinary shares, shares			650,956
Conversion of preferred shares to Class A ordinary shares / Issuance of ordinary shares upon conversion of convertible notes	4,431			4,431				4,431
Conversion of preferred shares to Class A ordinary shares (in shares)		410,242
Net loss	(10,849)				(9,603)			(9,603)	(1,246)
Foreign currency translation	(1,700)						(1,612)	(1,612)	(88)
Ending balance at Dec. 31, 2019	$ 114,556	$ 29	$ (4,858)	$ 305,344	$ (191,016)	$ 81	$ (7,479)	$ 102,101	$ 12,455
Ending balance, shares at Dec. 31, 2019		28,690,635	1,744,873